Net (Loss) Income Per Share - Summary of Pertinent Data Relating to Computation of Basic and Diluted Net (Loss) Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings per share [line items]
Net (loss) income	$ (3,450)	$ 206	$ (2,671)	$ (4,705)
Basic weighted average number of shares outstanding (in shares)	23,515,579	16,622,415	22,519,497	16,532,090
Net (loss) income per share (basic)	$ (0.15)	$ 0.01	$ (0.12)	$ (0.28)
Diluted weighted average number of shares outstanding (in shares)	23,515,579	17,260,016	22,519,497	16,532,090
Net (loss) income per share (diluted)	$ (0.15)	$ 0.01	$ (0.12)	$ (0.28)
Stock Options [Member]
Earnings per share [line items]
Diluted weighted average number of shares outstanding (in shares)
Antidilutive securities excluded from computation of earnings per share (in shares)	326,410	161,021	326,410	641,021
Share Purchase Warrants [Member]
Earnings per share [line items]
Diluted weighted average number of shares outstanding (in shares)
Antidilutive securities excluded from computation of earnings per share (in shares)	8,508,174	3,276,000	8,508,174	3,296,008
Deferred Share Units [Member]
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	173,000	150,000	173,000	288,000